Performance Management - BROOKFIELD NEXT GENERATION INFRASTRUCTURE FUND	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the performance history of the Fund and Brookfield Global Renewables & Sustainable Infrastructure LP (the “Predecessor Fund”). As of the close of business on February 4, 2022, the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I Shares of the Fund. As a result of the Reorganization, the Fund’s Class I Shares adopted the Predecessor Fund’s performance history. The Predecessor Fund was an unregistered limited partnership, did not qualify as a regulated investment company for federal income purposes and did not have a distribution policy (i.e., the Predecessor Fund did not pay dividends and distributions). As a result of the different tax treatment, after-tax returns for the Predecessor Fund are not shown. Figures shown in the bar chart reflect the performance history of the Fund’s Class I Shares and do not reflect sales charges. For periods prior to February 4, 2022, the performance information for the Fund’s Class I Shares reflects the performance history of the Predecessor Fund. If sales charges were reflected, returns would be less than these shown. The performance table shows how the Fund’s average annual total returns compare with those of a broad measure of market performance and additional indices that have investment characteristics similar to those of the Fund. The Fund’s Class A and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses. Updated performance information is available on the Fund’s website at https://www.brookfieldoaktree.com/fund/brookfield-next-generation-infrastructure-fund or by calling 1-855-244-4859.

Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the performance history of the Fund and Brookfield Global Renewables & Sustainable Infrastructure LP (the “Predecessor Fund”).
Performance Additional Market Index [Text]	The performance table shows how the Fund’s average annual total returns compare with those of a broad measure of market performance and additional indices that have investment characteristics similar to those of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures do not reflect sales charges. If they did, returns would be lower. For periods prior to February 4, 2022, the bar chart reflects the performance history of the Predecessor Fund. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.
Bar Chart [Heading]	Class I Shares Period Returns as of December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)          Figures do not reflect sales charges. If they did, returns would be lower. For periods prior to February 4, 2022, the bar chart reflects the performance history of the Predecessor Fund. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest return for a calendar quarter was 38.61% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -15.18% (quarter ended September 30, 2023).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	38.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(15.18%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024, with maximum sales charge, if applicable
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.
Performance [Table]
Average Annual Total Returns for the periods ended December 31, 2024, with maximum sales charge, if applicable.
	One Year	Five Years	Since Inception (1)
Class I Shares
Return Before Taxes	(1.28)%	4.54%	5.77%
Return After Taxes on Distributions	(1.50)%	4.41%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	(0.37)%	3.62%	4.60%
MSCI World Index(2)	19.19%	11.70%	13.10%
S&P Global Clean Energy Transition Index(3)	(25.79)%	0.74%	2.31%
FTSE Global Core Infrastructure 50/50 Index(4)	10.46%	4.07%	4.71%
(1)	Prior to February 4, 2022, the performance information quoted reflects the performance information from the inception date of the Predecessor Fund (October 1, 2019).
(2)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index references the Predecessor Fund’s inception date.

(3)

The S&P Global Clean Energy Transition Index (formerly known as S&P Global Clean Energy Index) is designed to measure the performance of companies in global clean energy-related businesses from both developed and emerging markets, with a target constituent count of 100.

(4)

The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights are adjusted as part of the semi-annual review according to three broad industry sectors - 50% Utilities, 30% transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalization.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for Class I Shares and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.

Performance Availability Website Address [Text]	https://www.brookfieldoaktree.com/fund/brookfield-next-generation-infrastructure-fund
Performance Availability Phone [Text]	1-855-244-4859